ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable And Accrued Liabilities [Abstract]
Disclosure of accounts payable and accrued liabilities [Table Text Block]
	As at December 31,
	2020	2019
Trade payables	32,775	24,171
Accrued liabilities	18,972	19,514
	51,747	43,685